SHARE CAPITAL AND EARNINGS PER SHARE - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	May 27, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid (in shares)	320,265,108	318,312,233
Share repurchase program, authorized (in shares)			15,932,187
Repurchase and cancellation of common shares (in shares)	856,230
Weighted average share price (in CAD per share)	$ 24.85
Payments to acquire or redeem entity's shares	$ 21.3	$ 0.0
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,637,584	6,459,922